BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
BORROWINGS
9. BORROWINGS

The Group’s bank borrowings consisted of the following:

	December 31,
	2016	2017
Short-term bank borrowings	$55,582,070	$68,400,950
Long-term bank borrowings, current portion	50,398,250	30,899,168
Total borrowings, current	105,980,320	99,300,118
Long-term bank borrowings, non-current portion	111,948,913	113,588,232
Total	$217,929,233	$212,888,350

 Short-term bank borrowings

All short-term bank borrowings are guaranteed by Daqo Group and its related parties. The weighted average interest rate on the short-term bank borrowing was 5.4%, 5.0% and 5.1% in the years ended December 31, 2015, 2016 and 2017.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2016 and 2017 are comprised of:

	December 31,
	2016	2017
Borrowing from Huaxia Bank	—	3,074,200
Borrowing from Bank of China	33,118,850	—
Borrowing from Chongqing Rural Commercial Bank	129,228,313	141,413,200

Total	$162,347,163	$144,487,400

On September 30, 2011, Xinjiang Daqo entered into a six-year long term facility agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing credit amounted to $115.3 million, bearing interest at standard five-year long term interest rate issued by People’s Bank of China plus 5%. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. On June 30, 2014, an amendment to this credit facility was signed between Xinjiang Daqo and Bank of China, under which machinery and equipment with a total carrying amount of $61.3 million was pledged as collaterals for this credit facility. As of December 31, 2015, Xinjiang Daqo had drawn down the maximum credit of $115.3 million at an interest rate of 5.39% and repaid $44.6 million. The outstanding bank borrowing was $70.7 million as of December 31, 2015. During the year ended December 31, 2016, additional $35.4 million was repaid by Chongqing Daqo, and the outstanding bank borrowing was $35.4 million as of December 31, 2016. As of December 31, 2017, Xinjiang Daqo had repaid all the remaining $35.4 million and had no facility available for future draw down.

On June 25, 2015, Xinjiang Daqo entered into a six-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $96.1 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group and four affiliated companies under Daqo Group. On May 30, 2016, an amendment to this credit facility was signed between Xinjiang Daqo and Chongqing Rural Commercial Bank, under which the borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2015, Xinjiang Daqo drew down the maximum borrowing credit of $96.1 million at an interest rate of 5.9%. During the year ended December 31, 2016, Xinjiang Daqo had repaid $13.1 million. During the year ended December 31, 2017, Xinjiang Daqo had repaid $18.4 million. The outstanding bank borrowing was $64.6 million as of December 31, 2017. Xinjiang Daqo had no facility available for future draw down as of December 31, 2017. There is no financial covenants associated with the facility.

On May 30, 2016, Xinjiang Daqo entered into a seven-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to extension project of polysilicon Phase 3A and has a maximum credit amounted to $76.8 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. As of December 31, 2016, Xinjiang Daqo had drawn down $54.9 million at an interest rate of 5.9%. As of December 31, 2017, Xinjiang Daqo had drawn down the remaining facility $21.9 million at an interest rate of 5.9%. Xinjiang Daqo had no facility available for future draw down as of December 31, 2017. There is no financial covenants associated with the facility.

On July 19, 2017, Chongqing Daqo entered into a two-year credit facility agreement with Huaxia Bank. Such borrowing is restricted to operating activities and has a maximum credit amount of $3.1 million, with an interest rate of 16% above the same period interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group. Chongqing Daqo pledged its buildings and land use rights as collaterals for this credit facility. As of December 31, 2017, Chongqing Daqo drew down the maximum credit of $3.1million at an interest rate of 5.5% and had no facility available for future draw down. There is no financial covenants associated with the facility.

The weighted average interest rate in the years ended December 31, 2015, 2016 and 2017 for the Group’s long-term bank borrowings was 5.7%, 5.8% and 5.9%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2017 are as follows:

Year ending December 31,	Amount
2018	$30,899,168
2019	35,972,752
2020	33,820,812
2021	24,598,212
2022	15,375,612
2023	3,820,844
Total	$144,487,400